SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Silver	$ 6,748	$ 3,722	$ 11,784	$ 7,330
Gold	5,926	4,062	11,832	8,751
Copper	3,502	2,712	6,535	5,847
Penalties, Treatment Costs And Refining Charges	(1,389)	(1,278)	(2,971)	(2,885)
Total Revenue From Mining Operations	$ 14,787	$ 9,218	$ 27,180	$ 19,043